Leases (Details) - Schedule of Undiscounted Future Minimum Lease Payment Schedule	Apr. 30, 2024 USD ($)
Schedule of Undiscounted Future Minimum Lease Payment Schedule [Abstract]
2024 (six months from May 1, 2024 to October 31, 2024)	$ 88,199
2025	176,398
2026	74,630
Total	$ 339,227